Fair Value Measurements (Details) - Schedule of Roll-Forward of Changes for Financial Instruments Measured at Fair Value on a Recurring Basis - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative Liabilities [Member]
Schedule of Roll-Forward of Changes for Financial Instruments Fair Value on Recurring Basis [Line Items]
Balance as of beginning	$ 1,389,203
Initial fair value of derivative liabilities upon issuance		2,613,177
Gain on change in fair value of derivative liabilities		(385,138)
Extinguishment of derivative liabilities upon conversion of convertible notes	(1,748,520)	(838,836)
Balance as of ending	2,882,435	1,389,203
Warrant Liability [Member]
Schedule of Roll-Forward of Changes for Financial Instruments Fair Value on Recurring Basis [Line Items]
Balance as of beginning
Fair value of warrant liability upon issuance	4,545,700	1,156,300
Loss on change in fair value of warrant liability	(1,759,600)	27,900
Extinguishment of warrant liability upon exercise of prefunded warrants	$ (2,521,000)	(1,184,200)
Balance as of ending